SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES (Details) - Period End RMB US Exchange Rate [Member]	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Intra-Entity Foreign Currency Balance [Line Items]
Balance sheet, except for equity accounts	1.00	1.00	1.00	1.00
Income statement and cash flows	1.00	1.00	1.00	1.00
China, Yuan Renminbi
Intra-Entity Foreign Currency Balance [Line Items]
Balance sheet, except for equity accounts	7.1636	7.2993	7.2672	7.0999
Income statement and cash flows	7.2526	7.1957	7.2150	7.0811